UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL COUNTER-TREND FUND
(INVESTOR CLASS: AGFQX)
(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND
(INVESTOR CLASS: ADMQX)
(CLASS I: ADMZX)
(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND
(INVESTOR CLASS: AGAQX)
(CLASS I: AGAZX)
(CLASS Y: AGAWX)

361 MACRO OPPORTUNITY FUND
(INVESTOR CLASS: AGMQX)
(CLASS I: AGMZX)

ANNUAL REPORT
October 31, 2016

361 Funds
Each a series of Investment Managers Series Trust

Table of Contents

Fund Commentary	1
Fund Performance	7
Schedules of Investments	14
Statements of Assets and Liabilities	43
Statements of Operations	47
Statements of Changes in Net Assets	49
Statement of Cash Flows	54
Financial Highlights	56
Notes to Financial Statements	68
Report of Independent Registered Public Accounting Firm	84
Supplemental Information	85
Expense Examples	87

Investing involves risk, including possible loss of principal.  Futures prices may be very volatile.  The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment.  The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies.  Bond prices generally fall when interest rates rise.  High-yield bonds have higher default rates.  Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets.  The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability.  Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund

For the 12 months ended October 31, 2016, the S&P 500 Index gained a modest 4.51%, while the Barclays Capital Aggregate Bond Index returned a more respectable 4.37% and the Citigroup 3 Month T-Bill Index gained 0.22%. In this environment, replete with macro concerns and lacking in clear trends, managed futures strategies had a tough year, with the Morningstar Managed Futures Category losing 1.82%, while the HFRX Macro: Systematic Diversified CTA Index lost 0.33%.

The 361 Managed Futures Strategy Fund, Class I shares lost 0.53% for the fiscal year ended October 31, 2016. On a longer-term basis, since the Fund’s December 20, 2011 inception, the Fund has generated an annualized return of 3.71% compared to the universe average of -0.75%.

Global markets have been conducive for short-term counter-trend models such as the one utilized by the Fund. However, the Fund struggled in the face of a persistent down market during the first two weeks of January 2016, leading to a moderate drawdown of roughly 6.1% by January 13.  Following this timeframe, the Fund was able to take advantage of subsequent noise and volatility, coming out of the early January drawdown rather quickly. It was during this time frame that the Fund generated its largest winning short trade since inception. Additionally, the Fund traded profitably during the volatility surrounding the Brexit vote, earning its largest single winning trade since the Fund was launched. Since the lows reached on January 13th, the Fund was up 7.27% through October 31, 2016.

As we’ve mentioned in the past, times of excess volatility are typically followed with periods of excess market noise (i.e., short-term, two-way directional moves), which is an environment conducive to the Fund’s strategy. Overall, the Fund tends to be profitable during prolonged periods of volatility and noise, though this is not a certainty, as was seen over the last year. It was disappointing to produce a slight loss during the last 12 months; however, the Fund’s longer term track record remains strong. Generating long-term positive results, with near zero correlation to any other asset class or investment strategy is precisely what investors in absolute return funds should expect and on that measurement, the Fund has certainly delivered. Looking forward, we expect that the market will remain fraught with risk; rising interest rates are still looming, over-extended equity valuations remain and geopolitical concerns are arguably as high as they have been in the last 15 years. Given this outlook, we believe the Fund continues to be well positioned to take advantage of market uncertainty.

Drawdown is a decline in the value of an investment, below its all-time high.

The views in this commentary were as of October 31, 2016 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

361 Global Counter-Trend Fund

For the 12 months ended October 31, 2016, the S&P 500 Index gained 4.51%, the Barclays Capital Aggregate Bond Index gained 4.37% and the Citigroup 3-Month T-Bill Index gained 0.22%. However, generally Managed Futures strategies struggled given the lack of clear market trends, and the Morningstar Managed Futures Category returned -1.82%. Similarly, the HFRX Macro: Systematic Diversified CTA Index lost 0.33%.

The 361 Global Counter-Trend Fund, Class I shares gained 14.08% for the fiscal year ended October 31, 2016. Longer term, since the Fund’s February 12, 2014 inception, the Fund has produced an annualized return of 3.36% with little correlation to overall equity markets.

The Fund attempts to take advantage of market volatility, and more specifically, market noise (i.e., short-term, two-way directional moves) across global equity markets. The Fund currently trades in 11 markets globally, split between the U.S., Asia and Europe. As we stated last year, the increase in global volatility has led to a richer opportunity set for the Fund, but this expanded opportunity set has also come with greater risk. Last year we saw the greater risk scenario realized, with rather muted Fund returns. This past year also saw an increase in risk across the globe, but the greater opportunity set led to strong returns for the Fund. Gains were spread throughout all three global regions, with the U.S. and Europe producing the strongest performance. It is also important to note, that although the portfolio had substantial gains, certain individual markets struggled, even producing losses over the last 12 months; showing that even in a good environment not every market will profit, as the models are dependent upon statistical probabilities, not certainties.

I think finishing this year’s commentary with a somewhat prescient quote from last year’s commentary letter would be appropriate:

A potential benefit of volatile markets over time is that they typically tend to be noisy, as market participants react to every piece of news with larger than normal moves in both directions. This is the type of environment in which the Fund should thrive, and the third quarter showed that despite the increased risk of drawdown, the Fund can navigate and has profited in the past from these markets. While being down since inception is not an outcome we are pleased with, we continue to believe that the Fund has the potential to prosper in the current environment that is fraught with risks stemming from a multitude of sources, including rising interest rates, over-extended equity market valuations and geopolitical concerns.

This last year did remain fraught with risk, and the Fund did in fact prosper during this time, providing much needed diversification during an uncertain environment.

Drawdown is a decline in the value of an investment, below its all-time high.

The views in this commentary were as of October 31, 2016 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

361 Domestic Long/Short Equity Fund

Global equity markets produced relatively stable returns for the seven months ended October 31, 2016, with the MSCI World Index gaining 3.87%.  For the U.S. specifically, markets fared relatively better, with the Russell 1000 Index up 4.59% and the S&P 500 Index up 4.46%.  While markets produced stable returns, macroeconomic news was much less stable.  In the U.S., rumors of rate hikes remained present while the Presidential Elections turned evermore vicious.  Globally, Brexit caused not only a stir in global equity markets, but also currency markets.  The Russell 1000 Index for the two days post-Brexit fell 5.48%, but managed to regain most of that negative performance in short-order.  On the currency side, the British Pound posted its largest single day loss ever relative to the U.S. Dollar, bringing it to a 31-year low.

While these sorts of back-and-forth environments can be good for long/short equity funds, what lies beneath those market movements, however, can create headwinds.  The Morningstar Long/Short Equity Category was not immune to such whipsawing, with a return of +0.50% for the seven months ended October 31, 2016.  The 361 Domestic Long/Short Equity Fund generated a slightly negative return of -1.00%.  For quantitative strategies like the 361 Domestic Long/Short Equity Fund, changing risk preferences in short spurts creates factor volatility and a factor (e.g., low beta, momentum, etc.) can swing in and out of favor over the course of a single quarter.

For the prior seven months ended October 31, 2016, one of the main culprits of difficult performance came from a low beta versus high beta mismatch in returns within the market.  High beta stocks, in particular, began to perform extremely well mid-to-late 2016.  These are stocks the strategy tends to short, creating a significant headwind.  From July 1 to September 30 alone, high beta stocks within the Russell 1000 Index were up 10.80%, while low beta stocks were down 3.61%. Given that the Fund invests long in low beta stocks and shorts the highest beta stocks, this would have suggested a decisively negative period.  Importantly, the Fund ended that period in positive territory, albeit marginally so, at +0.20%, illustrating the all-weather nature of the 361 Domestic Long/Short Equity Fund.

All things considered, we are pleased with the performance of the Fund over the seven months.  In a market with no shortage of headwinds, either from a late year run-up in high beta stocks or the significant macroeconomic events, the strategy performed admirably.  The Fund has been constructed with the goal of improving compounded returns over time, in part because of volatility reduction achieved over a full market cycle, and investors should benefit from viewing performance in that context. We look forward to the year ahead and hope that our shareholders will remain long-term partners in order to experience the benefits of the all-weather nature of the strategy.

Beta measures a fund’s sensitivity to market movements. The beta of a market is 1.00 by definition.

The views in this commentary were as of October 31, 2016 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

361 Global Long/Short Equity Fund

Global equity markets produced relatively lackluster returns for the one year ended October 31, 2016, with the MSCI World Index gaining 1.18%. Opportunities for more robust returns existed, though one needed to look mostly at Emerging Markets.  Despite this relatively low return period in more developed markets, macroeconomic news was plentiful.  In the U.S., rumors of rate hikes remained present while the Presidential Elections turned evermore vicious.  Globally, Brexit caused not only a stir in global equity markets, but also currency markets.  The MSCI World Index for the two days post-Brexit fell 7.09%, but managed to regain most of that negative performance in short-order.  On the currency side, the British Pound posted its largest single day loss ever relative to the U.S. Dollar, bringing it to a 31-year low.

While these sorts of back-and-forth environments can be good for long/short equity funds, what lies beneath those market movements, however, can create headwinds.  The Morningstar Long/Short Equity Category was not immune to such whipsawing, with a return of -2.16% for the 12 months ended October 31, 2016.  The 361 Global Long/Short Equity Fund’s Class I shares generated a slightly negative return of -0.34%.  For quantitative strategies like the 361 Global Long/Short Equity Fund, changing risk preferences in short spurts creates factor volatility and a factor (e.g., low beta, momentum, etc.) can swing in and out of favor over the course of a single quarter.

One could view the fiscal year for the strategy in two halves.  In the first half, the Fund performed well, driven by outperformance of low beta stocks, as well as a hallmark of the strategy, protecting capital in down markets, such as what we experienced in the beginning of 2016.  That drawdown occurred in the first quarter of 2016, with the MSCI World Index falling 11.47%, while the 361 Global Long/Short Equity Fund was down only 4.95% over the same time frame, aided in part by a net exposure of 70%.  For the second half of the fiscal year, however, more headwinds were present.  Stock selection was difficult, as Energy and Material stocks retraced some losses experienced in 2015 while the Fund’s slight net short positioning in Energy hurt performance.  High beta stocks, additionally, began to perform extremely well mid-to-late 2016.  These are stocks the strategy tends to short, creating a significant headwind.  From July 1 to September 30 alone, high beta stocks within the MSCI World Index were up 10.93%, while low beta stocks were down 2.71%. Given that the Fund invests long in low beta stocks and shorts the highest beta stocks, this would have suggested a decisively negative period.  Importantly, the Fund’s Class I shares ended that period in positive territory at +1.76%, illustrating the all-weather nature of the 361 Global Long/Short Equity Fund.

All things considered, we are pleased with the performance of the Fund over the last year.  In a market with no shortage of headwinds, either from a late year run-up in high beta stocks or the significant macroeconomic events witnessed over the last 12 months, the strategy outperformed the long/short equity peer group average and was competitive with the long-only benchmark.  The Fund has been constructed with the goal of improving compounded returns over time, in part because of volatility reduction achieved over a full market cycle, and investors should benefit from viewing performance in that context. We look forward to the year ahead and hope that our shareholders will remain long-term partners in order to experience the benefits of the all-weather nature of the strategy.

Beta measures a fund’s sensitivity to market movements. The beta of a market is 1.00 by definition.

The views in this commentary were as of October 31, 2016 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

361 Macro Opportunity Fund

The global investing environment for the last 12 months was another challenging one for U.S.-based macro investors. While Central Bank actions (and inactions), OPEC's* attempts to buoy oil prices, and a shift in the global political environment provided all asset classes with plenty of short-term price volatility, in the end, it was a lackluster year of returns. In the universe of bonds, the continued accommodation of the Central Banks in Europe and delay of rate hikes in the U.S. kept a lid on global yields and provided a good environment for gains in most every area of the fixed income market. Emerging market debt was the standout with double digit percentage gains thanks to a stable U.S. dollar and bond investors’ higher risk appetites. Commodities were mixed with base industrial and precious metals posting double-digit percentage gains, while energy and agricultural commodities posted losses. Looking at global equities, the MSCI ACWI Index gained only 2.05% for the 12 months. Within this, Emerging Market (EM) stocks provided the best returns while Developed International stocks posted small losses. For EM stocks, it was again the stable U.S. dollar combined with big bounce in Brazilian equities that helped them to outperform both U.S. and International Developed stocks. Among the U.S. sectors, Utility and Technology stocks posted double-digit percentage gains while Healthcare was the bottom performer. As the equity sectors performed with a very high correlation to each other, it was not a good environment for differentiating one's equity portfolio from another. As a result for most U.S. investors, global equities just muddled along frustrating all active investors.

The Fund's models found the highly correlated and low return environment a difficult one to operate in. As they searched for positive trending returns, the risk protection measures also had one foot out the door ready to try to avoid specific asset drawdown risk. As a result, the models were again whipsawed by the January 2016 pullback and equally confused by the summer Brexit volatility. So, while the Fund avoided possible steeper declines that could have occurred in the Spring and around the Brexit vote, they also missed the corresponding market recoveries. For the 12 months ended October 31, 2016, the 361 Macro Opportunity Fund I shares returned -5.99%. The Fund found its most positive returns in the areas of Emerging Market equities and fixed income, U.S. Industrials, Materials and Consumer Staples stocks, as well as U.S. high grade fixed income. More than offsetting the gains were losses in U.S. Large Cap and Developed International equities and the Precious Metals commodity space.

Since the fiscal year end of the Fund, much has happened in the financial markets due to the U.S. Presidential and Congressional elections. Because of the Republican sweep of Washington D.C., the global markets have reacted swiftly to embrace a shift toward positive fiscal policy, while setting monetary policy influence to the back burner. As a result, global bond yields have soared along with the U.S. dollar as the market is betting that broad U.S. infrastructure spending and reduced taxation will stimulate GDP** growth and lift inflation prospects. U.S. equities have quickly lifted to all-time highs led by Small Caps and Financial stocks which should both lead in a stronger U.S. dollar and higher interest rate and GDP environment. Global Bonds and Emerging Market equities have been on the losing end of this significant rotation. I am pleased to report that the Fund's models had the portfolio positioned well for the current environment with significant allocations toward U.S. equities, including our largest weight in Financial stocks.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

*
The Organization of Petroleum Exporting Countries (OPEC) is a group consisting of 12 of the world's major oil-exporting nations. OPEC was founded in 1960 to coordinate the petroleum policies of its members, and to provide member states with technical and economic aid.

**
Gross Domestic Product (GDP) is the broadest quantitative measure of a nation's total economic activity. More specifically, GDP represents the monetary value of all goods and services produced within a nation's geographic borders over a specified period of time.

The views in this commentary were as of October 31, 2016 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Capital |  4600 South Syracuse Street, Suite 500, Denver, CO 80237  |  866.361.1720  |  361Capital.com

361 Managed Futures Strategy Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-Bill Index.  The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2016	1 Year	3 Years	Since Inception	Inception Date
Investor Class	-0.81%	0.93%	3.47%	12/20/11
Class I	-0.53%	1.20%	3.71%	12/20/11
Citigroup 3-Month T-Bill index	0.22%	0.09%	0.08%	12/20/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 2.12% and 2.11%, respectively, and for the Class I shares were 1.87% and 1.86%, respectively, which were the amounts stated in the current prospectus dated March 1, 2016, as amended.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 2.24% and 1.99% of the average daily net assets of the Fund’s Investor Class and Class  I shares, respectively.  This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Global Counter-Trend Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-Bill Index.  The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2016	1 Year	2 Years	Since Inception	Inception Date
Investor Class	13.82%	5.80%	3.12%	2/12/14
Class I	14.08%	6.09%	3.36%	2/12/14
Citigroup 3-Month T-Bill index	0.22%	0.12%	0.10%	2/12/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 2.72% and 2.07%, respectively, and for the Class I shares were 2.47% and 1.82%, respectively, which were the amounts stated in the current prospectus dated March 1, 2016, as amended.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.99% and 1.74% of the average daily net assets of the Fund’s Investor Class and Class I shares Respectively.  This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Domestic Long/Short Equity Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares, made at its inception, with a similar investment in the Russell 1000 Index.  The performance graph above is shown for the Fund’s Class Y shares; Investor Class shares and Class I shares performance may vary.  Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership, and includes the reinvestment of dividends. This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Total Returns as of October 31, 2016	6 Months (Actual)	Since Inception (Cumulative)	Inception Date
Investor Class	-0.70%	-1.00%	03/31/16
Class I	-0.60%	-1.00%	03/31/16
Class Y	-0.50%	-0.80%	03/31/16
Russell 1000 Index	4.02%	4.59%	03/31/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 2.82% and 2.54%, respectively, for Class I shares were 2.57% and 2.29%, respectively, and for Class Y shares were 2.42% and 2.14%, respectively, which were the amounts stated in the current prospectus dated March 30, 2016.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.79%, 1.54%, and 1.39% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively.  This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Global Long/Short Equity Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

The Analytic Global Long/Short Equity Fund, L.P. (the “Predecessor Account”) was a limited partnership that commenced operations on January 6, 2014 and reorganized into the Fund on December 12, 2014.  The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. Performance shown prior to December 12, 2014 is that of the Predecessor Account and has not been adjusted to reflect the expenses of the Fund's applicable Share Class, which are lower than the expenses of the Predecessor Account. If the applicable Share Class expenses were reflected, the Predecessor Account returns would be higher than those shown.  However, the Predecessor Account was not registered under the Investment Company Act of 1940 and therefore was not subject to certain restrictions on regulated investment companies. If the Predecessor Account had been registered, its performance may have been lower.

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares on January 6, 2014, Predecessor Account’s inception date, with a similar investment in the MSCI World Index.  The performance graph above is shown for the Fund’s Class I shares; Investor Class shares and Class Y shares performance may vary.  Results include the reinvestment of all dividends and capital gains.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.   This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2016	1 Year	2 Years	Since Inception	Inception Date
Investor Class	-0.61%	5.51%	6.72%	12/12/14
Class I	-0.34%	5.80%	6.93%	12/12/14
Class Y	-0.15%	5.90%	7.00%	12/12/14
MSCI World Index	1.18%	1.48%	3.10%	12/12/14

The table above includes performance from the Predecessor Account prior to December 12, 2014.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

361 Global Long/Short Equity Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited) - Continued

Gross and net expense ratios for the Investor Class shares were 3.43% and 2.70%, respectively, for Class I shares were 3.20% and 2.47%, respectively, for Class Y shares were 3.10% and 2.37%, respectively, which were the amounts stated in the current prospectus dated March 1, 2016, as amended.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.94%, 1.69%, and 1.54% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively.  This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Macro Opportunity Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-bill Index, MSCI All Country World Index, Barclays Global Aggregate Index, and the Blended Index.  The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months.  The MSCI All Country World Index is defined as a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The Blended Index – 80% MSCI ACWI is defined as a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  20% Barclays Global Aggregate Bond Index is defined as an index that provides a broad-based measure of the global investment grade fixed-rate debt markets.  The indices do not reflect expenses, fees, or sales charge, which would lower performance.  These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of October 31, 2016	1 Year	2 Years	Since Inception	Inception Date
Investor Class	-6.13%	-6.29%	-6.34%	6/30/14
Class I	-5.99%	-6.06%	-6.11%	6/30/14
Citigroup 3-Month T-Bill Index	0.22%	0.12%	0.11%	6/30/14
MSCI All Country World Index	2.05%	1.00%	0.16%	6/30/14
Barclays Global Aggregate Index	5.59%	1.17%	-0.37%	6/30/14
Blended Index	2.84%	1.15%	0.15%	6/30/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 3.57% and 2.33%, respectively, and for the Class I shares were 3.32% and 2.08%, respectively, which were the amounts stated in the current prospectus dated March 1, 2016, as amended.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 2.15% and 1.90% of the average daily net assets of the Fund’s Investor Class and Class I shares, respectively.  This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

361 Macro Opportunity Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Principal Amount		Value

	ASSET-BACKED SECURITIES – 32.1%
$2,519,486	Ally Auto Receivables Trust 2015-2 0.965%, 3/15/2018[1,2]	$2,520,812
6,950,000	American Express Credit Account Master Trust 0.985%, 5/15/2020[1,2]	6,930,630
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,739,193
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,810,195
10,000,000	BA Credit Card Trust 0.925%, 10/15/2021[1,2]	10,032,982
5,390,000	Barclays Dryrock Issuance Trust 0.895%, 12/16/2019[1,2]	5,393,234
3,000,000	CARDS II Trust 1.235%, 7/15/2021[1,2,3]	2,998,981
13,050,000	Chase Issuance Trust 0.995%, 4/15/2019[1,2]	13,047,325
3,500,000	Chesapeake Funding II LLC 1.535%, 6/15/2028[1,2,3]	3,516,638
2,300,000	Chesapeake Funding LLC 2.326%, 1/7/2025[2,3]	2,291,469
2,902,000	Discover Card Execution Note Trust 0.885%, 8/17/2020[1,2]	2,908,088
1,145,578	Enterprise Fleet Financing LLC 0.870%, 9/20/2019[1,3]	1,145,047
8,000,000	Evergreen Credit Card Trust Series 2016-1 1.255%, 4/15/2020[1,2,3]	8,039,198
11,500,000	First National Master Note Trust 2015-1 1.305%, 9/15/2020[1,2]	11,542,518
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,258,497
4,000,000	Golden Credit Card Trust 1.770%, 1/15/2019[1,3]	4,005,988
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,026,082
1,454,023	Hyundai Auto Receivables Trust 2015-C 0.905%, 11/15/2018[1,2]	1,455,274
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 0.915%, 4/15/2020[1,2,3]	9,993,700
29,132	Navient Private Education Loan Trust 2014-A 1.015%, 5/16/2022[1,2,3]	29,132
288,305	Navient Private Education Loan Trust 2015-B 1.135%, 5/15/2023[1,2,3]	288,205
861,319	Navient Student Loan Trust 2016-3 1.134%, 6/25/2065[1,2,3]	862,832

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.046%, 9/27/2021[2,3]	$4,023,890
	NextGear Floorplan Master Owner Trust
6,565,000	1.920%, 10/15/2019[1,3]	6,559,111
6,000,000	2.235%, 4/15/2021[1,2,3]	6,087,453
6,632,376	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	6,633,921
	Penarth Master Issuer PLC
6,000,000	0.936%, 3/18/2019[2,3]	5,996,352
1,900,000	0.936%, 5/18/2019[2,3]	1,898,341
	PFS Financing Corp.
8,000,000	1.385%, 10/15/2019[1,2,3]	7,989,440
2,000,000	1.135%, 10/15/2019[1,2,3]	1,999,268
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,934,293
962,154	Santander Drive Auto Receivables Trust 2015-4 1.235%, 12/17/2018[1,2]	962,802
1,209,118	SLM Private Education Loan Trust 2013-A 1.135%, 8/15/2022[1,2,3]	1,210,530
10,000,000	SLM Private Education Loan Trust 2013-C 1.935%, 10/15/2031[1,2,3]	10,129,390
4,280,781	SLM Private Education Loan Trust 2014-A 1.135%, 7/15/2022[1,2,3]	4,285,567
1,304,453	SLM Student Loan Trust 2011-2 1.134%, 11/25/2027[1,2]	1,303,656
2,972,071	SMART ABS Series 2015-1US Trust 1.055%, 9/14/2018[1,2]	2,968,167
10,000,000	Trillium Credit Card Trust II 1.254%, 5/26/2021[1,2,3]	10,050,390
10,000,000	Turquoise Card Backed Securities PLC 1.335%, 6/17/2019[1,2,3]	10,011,190
6,485,000	Volkswagen Credit Auto Master Trust 0.876%, 7/22/2019[1,2,3]	6,473,612

	TOTAL ASSET-BACKED SECURITIES (Cost $201,059,684)	201,353,393

	CERTIFICATE OF DEPOSITS – 3.0%
5,500,000	Bank of Montreal 1.100%, 7/3/2017	5,501,414
5,300,000	Canadian Imperial Bank of Commerce 1.070%, 7/5/2017	5,295,378
2,000,000	Nordea Bank Finland PLC 1.070%, 4/28/2017	2,000,058

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Principal Amount		Value

	CERTIFICATE OF DEPOSITS (Continued)
$6,000,000	Toronto-Dominion Bank 1.120%, 7/3/2017	$6,002,310

	TOTAL CERTIFICATE OF DEPOSITS (Cost $18,800,000)	18,799,160

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
7,595,225	Freddie Mac Structured Agency Credit Risk Debt Notes 2.184%, 4/25/2024[1,2]	7,641,829
3,000,000	Holmes Master Issuer PLC 1.135%, 4/15/2017[2,3]	3,003,285

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,509,748)	10,645,114

	COMMERCIAL PAPERS – 9.2%
6,000,000	Anheuser-Busch Inbev S.A./NV 1.300%, 2/21/2017	5,986,194
7,000,000	ANZ National Ltd. 1.240%, 7/13/2017	6,936,636
6,000,000	Bayerische Landesbank 1.280%, 5/12/2017	5,961,174
5,000,000	Electricite de France S.A. 1.500%, 8/9/2017	4,943,015
6,000,000	National Australia Bank Ltd. 1.130%, 5/12/2017	5,965,356
5,000,000	Nordea Bank AB 1.275%, 9/19/2017	4,946,435
5,000,000	Queensland Treasury Corp. 0.740%, 1/17/2017	4,993,305
3,000,000	Schlumberger Holdings Corp. 1.020%, 11/22/2016	2,998,701
4,000,000	Sempra Energy 0.850%, 11/3/2016	3,999,760
4,000,000	Sheffield Receivables Co., LLC 1.300%, 2/22/2017	3,986,916
4,000,000	Toyota Motor Credit Corp. 1.210%, 6/15/2017	3,972,632
3,000,000	Westpac Banking Corp. 1.330%, 8/4/2017	2,969,397
	TOTAL COMMERCIAL PAPERS (Cost $57,634,624)	57,659,521

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Principal Amount		Value

	CORPORATE BONDS – 28.9%
	COMMUNICATIONS – 3.2%
$10,000,000	AT&T, Inc. 1.258%, 3/30/2017[2]	$10,014,215
10,000,000	Verizon Communications, Inc. 1.234%, 6/9/2017[2]	10,018,120
		20,032,335
	CONSUMER, CYCLICAL – 4.1%
6,000,000	Daimler Finance North America LLC 1.097%, 8/1/2017[2,3]	6,004,716
10,000,000	Ford Motor Credit Co. LLC 1.361%, 9/8/2017[2]	10,000,750
10,000,000	Volkswagen Group of America Finance LLC 1.187%, 5/23/2017[2,3]	9,984,700
		25,990,166
	CONSUMER, NON-CYCLICAL – 5.5%
8,560,000	Actavis Funding SCS 1.925%, 3/12/2018[2,4]	8,639,000
6,000,000	Aetna, Inc. 1.491%, 12/8/2017[2]	6,027,156
10,000,000	BAT International Finance PLC 1.360%, 6/15/2018[2,3,4]	10,015,300
10,000,000	Bayer U.S. Finance LLC 1.144%, 10/6/2017[2,3]	9,998,050
		34,679,506
	ENERGY – 3.1%
5,000,000	BP Capital Markets PLC 1.242%, 2/13/2018[2,4]	5,004,680
4,000,000	Chevron Corp. 1.009%, 3/2/2018[2]	3,999,696
10,100,000	Statoil A.S.A. 0.992%, 11/9/2017[2,4]	10,100,151
		19,104,527
	FINANCIAL – 7.2%
10,000,000	Bank of Nova Scotia 1.186%, 4/11/2017[2,4]	10,006,540
5,000,000	Capital One N.A. 1.954%, 8/17/2018[1,2]	5,048,165
10,000,000	Citigroup, Inc. 1.277%, 5/1/2017[2]	10,008,260
10,000,000	Huntington National Bank 1.307%, 4/24/2017[1,2]	9,995,500
4,000,000	MUFG Union Bank N.A. 1.178%, 5/5/2017[1,2]	4,003,508

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$6,085,000	New York Life Global Funding 1.272%, 10/24/2019[2,3]	$6,089,208
		45,151,181
	TECHNOLOGY – 4.8%
10,000,000	Apple, Inc. 1.009%, 5/3/2018[2]	10,025,080
10,000,000	Hewlett Packard Enterprise Co. 2.848%, 10/5/2017[2,3]	10,092,840
10,000,000	Oracle Corp. 1.068%, 7/7/2017[2]	10,010,080
		30,128,000
	UTILITIES – 1.0%
6,360,000	Duke Energy Corp. 1.226%, 4/3/2017[2]	6,370,316

	TOTAL CORPORATE BONDS (Cost $181,122,504)	181,456,031

	MEDIUM TERM NOTES – 8.4%
	CONSUMER, CYCLICAL – 1.6%
10,000,000	American Honda Finance Corp. 1.051%, 7/14/2017[2]	10,006,380

	FINANCIAL – 6.8%
10,000,000	Bank of America Corp. 1.435%, 8/25/2017[2]	10,013,540
1,670,000	Fifth Third Bank 1.443%, 9/27/2019[1,2]	1,670,418
10,000,000	Goldman Sachs Group, Inc. 1.460%, 6/4/2017[2]	10,015,020
10,000,000	JPMorgan Chase & Co. 1.337%, 2/15/2017[2]	10,010,680
10,000,000	Metropolitan Life Global Funding I 1.256%, 4/10/2017[2,3]	10,013,300
1,000,000	National City Bank 1.200%, 12/15/2016[2]	1,000,588
		42,723,546
	TOTAL MEDIUM TERM NOTES (Cost $52,708,998)	52,729,926

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 16.9%
106,362,877	Federated Prime Value Obligations Fund, 0.26%[5]	$106,362,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $106,362,877)	106,362,877

	TOTAL INVESTMENTS – 100.2% (Cost $628,198,435)	629,006,022
	Liabilities in Excess of Other Assets – (0.2)%	(963,749)

	TOTAL NET ASSETS – 100.0%	$628,042,273

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $178,113,205.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	32.1%
Corporate Bonds
Financial	7.2%
Consumer, Cyclical	4.1%
Technology	4.8%
Energy	3.1%
Consumer, Non-cyclical	5.5%
Communications	3.2%
Utilities	1.0%
Total Corporate Bonds	28.9%
Commercial Papers	9.2%
Medium Term Notes
Financial	6.8%
Consumer, Cyclical	1.6%
Total Medium Term Notes	8.4%
Certificate of Deposits	3.0%
Collateralized Mortgage Obligations	1.7%
Short-Term Investments	16.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 93.2%
48,239,161	Federated Prime Value Obligations Fund, 0.26%[1]	$48,239,161

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,239,161)	48,239,161

	TOTAL INVESTMENTS – 93.2% (Cost $48,239,161)	48,239,161
	Other Assets in Excess of Liabilities – 6.8%	3,546,756

	TOTAL NET ASSETS – 100.0%	$51,785,917

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)

40	DAX Index	December 2016	$11,760,037	$11,724,479	$(35,558)
64	E-Mini Dow Index	December 2016	5,784,589	5,779,840	(4,749)
146	E-Mini S&P 500 Index	December 2016	15,596,718	15,476,730	(119,988)
13	E-Mini S&P MidCap 400 Index	December 2016	1,981,196	1,958,840	(22,356)
46	FTSE 100 Index	December 2016	3,902,021	3,892,264	(9,757)
39	Hang Seng Index	November 2016	5,799,960	5,759,032	(40,928)
86	KOSPI 200 Index	December 2016	9,637,572	9,632,000	(5,572)
65	Russell 2000 Mini Index	December 2016	7,947,509	7,730,450	(217,059)

TOTAL FUTURES CONTRACTS			$62,409,602	$61,953,635	$(455,967)

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Short-Term Investments	93.2%
Total Investments	93.2%
Other Assets in Excess of Liabilities	6.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS – 101.4%
	BASIC MATERIALS – 1.5%
696	EI du Pont de Nemours & Co.[3]	$47,878
5,074	Huntsman Corp.[3]	86,004
312	Monsanto Co.[3]	31,440
23,233	Tahoe Resources, Inc.[1,3]	280,190
		445,512
	COMMUNICATIONS – 17.3%
25,957	AT&T, Inc.[3]	954,958
8,327	CDW Corp.[3]	373,966
31,022	Cisco Systems, Inc.[3]	951,755
17,854	Clear Channel Outdoor Holdings, Inc. - Class A3	102,661
33,240	Interpublic Group of Cos., Inc.[3]	744,244
4,461	John Wiley & Sons, Inc. - Class A3	230,188
42	LinkedIn Corp. - Class A*3	7,963
6,131	Omnicom Group, Inc.[3]	489,376
672	Twitter, Inc.*3	12,062
21,885	Verizon Communications, Inc.[3]	1,052,668
7,627	Yelp, Inc.*3	249,098
		5,168,939
	CONSUMER, CYCLICAL – 9.6%
8,294	Best Buy Co., Inc.[3]	322,720
3,452	Burlington Stores, Inc.*3	258,693
2,985	Choice Hotels International, Inc.[3]	144,623
3,094	Marriott International, Inc. - Class A3	212,558
41,092	Rite Aid Corp.*3	275,727
12,475	Wal-Mart Stores, Inc.[3]	873,499
9,578	Williams-Sonoma, Inc.[3]	442,695
8,482	World Fuel Services Corp.[3]	341,401
		2,871,916
	CONSUMER, NON-CYCLICAL – 34.9%
13,200	AbbVie, Inc.[3]	736,296
313	Adient PLC*1	14,254
8,036	Altria Group, Inc.[3]	531,340
111	Amgen, Inc.[3]	15,669
8,280	Baxter International, Inc.[3]	394,045
11,233	Booz Allen Hamilton Holding Corp.[3]	342,269
24,509	Bruker Corp.[3]	502,189
143	Cigna Corp.[3]	16,993
226	DENTSPLY SIRONA, Inc.[3]	13,011
3,385	Gilead Sciences, Inc.[3]	249,238
1,502	Hertz Global Holdings, Inc.*3	49,791
67	Humana, Inc.[3]	11,492
10,673	Johnson & Johnson[3]	1,237,961

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
13,506	LSC Communications, Inc.*3	$327,385
8,718	Macquarie Infrastructure Corp.[3]	713,220
4,050	Mallinckrodt PLC*1,3	240,003
9,760	Merck & Co., Inc.[3]	573,107
10,128	PepsiCo, Inc.[3]	1,085,722
33,450	Pfizer, Inc.[3]	1,060,699
10,882	Philip Morris International, Inc.[3]	1,049,460
50	Quintiles IMS Holdings, Inc.*3	3,587
15,095	RR Donnelley & Sons Co.[3]	267,936
13,949	Square, Inc. - Class A*3	156,229
202	St. Jude Medical, Inc.[3]	15,724
14,464	VWR Corp.*3	397,905
3,554	West Pharmaceutical Services, Inc.[3]	270,211
2,632	Zoetis, Inc.[3]	125,810
		10,401,546
	ENERGY – 2.1%
12,610	ONEOK, Inc.[3]	610,702
359	Spectra Energy Corp.[3]	15,010
		625,712
	FINANCIAL – 10.7%
30,765	Bank of America Corp.[3]	507,622
8,474	Corrections Corp. of America[3]	122,449
5,591	East West Bancorp, Inc.[3]	220,900
12,065	Federated Investors, Inc. - Class B3	325,755
20,630	Forest City Enterprises, Inc. - Class A3	445,402
42,836	Huntington Bancshares, Inc.[3]	454,062
13,863	KeyCorp[3]	195,746
247	Lamar Advertising Co. - Class A3	15,672
10,064	Macerich Co. – REIT[3]	712,330
28,476	SLM Corp.*3	200,756
		3,200,694
	INDUSTRIAL – 4.4%
3,132	Johnson Controls International PLC[1,3]	126,282
21,780	Masco Corp.[3]	672,566
3,704	Waters Corp.*3	515,375
		1,314,223
	TECHNOLOGY – 20.8%
666	Amdocs Ltd.[1,3]	38,928
12,287	Broadridge Financial Solutions, Inc.[3]	794,477
6,752	Brocade Communications Systems, Inc.[3]	71,571
25,788	CA, Inc.[3]	792,723
1,133	CSRA, Inc.[3]	28,427

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
88	Dell Technologies, Inc. - VMware, Inc. - Class V*3	$4,320
5,660	Donnelley Financial Solutions, Inc.*3	121,407
27,571	Genpact Ltd.*1,3	633,857
25,975	Hewlett Packard Enterprise Co.[3]	583,658
43,193	HP, Inc.[3]	625,867
10,316	Intel Corp.[3]	359,719
7,496	KLA-Tencor Corp.[3]	563,025
8,667	Leidos Holdings, Inc.[3]	360,287
13,711	Linear Technology Corp.[3]	823,483
10,272	Oracle Corp.[3]	394,650
827	Rackspace Hosting, Inc.*3	26,414
		6,222,813
	UTILITIES – 0.1%
1,941	AES Corp.[3]	22,846

	TOTAL COMMON STOCKS (Cost $31,729,262)	30,274,201

	SHORT-TERM INVESTMENTS – 14.1%
4,215,059	Fidelity Institutional Money Market Funds Government Portfolio, 0.30%[2]	4,215,059

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,215,059)	4,215,059

	TOTAL INVESTMENTS – 115.5% (Cost $35,944,321)	34,489,260
	Liabilities in Excess of Other Assets – (15.5)%	(4,640,322)

	TOTAL NET ASSETS – 100.0%	$29,848,938

	SECURITIES SOLD SHORT – (29.1)%
	COMMON STOCKS – (29.1)%
	BASIC MATERIALS – (1.9)%
(15,846)	Freeport-McMoRan, Inc.	(177,158)
(49,513)	Platform Specialty Products Corp.*	(360,950)
(2,092)	United States Steel Corp.	(40,459)
		(578,567)
	COMMUNICATIONS – (3.9)%
(3,583)	Arista Networks, Inc.*	(303,659)
(17,874)	CommScope Holding Co., Inc.*	(546,051)
(2,029)	Palo Alto Networks, Inc.*	(312,121)
		(1,161,831)
	CONSUMER, CYCLICAL – (1.8)%
(71)	Chipotle Mexican Grill, Inc.*	(25,614)
(16,014)	J.C. Penney Co., Inc.*	(137,560)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(15,029)	Lions Gate Entertainment Corp.[1]	$(305,990)
(368)	MGM Resorts International*	(9,631)
(2,082)	Under Armour, Inc. - Class A*	(64,750)
		(543,545)
	CONSUMER, NON-CYCLICAL – (6.1)%
(13,584)	Acadia Healthcare Co., Inc.*	(488,481)
(1,185)	AMERCO	(382,032)
(1,517)	CoStar Group, Inc.*	(283,861)
(937)	Kraft Heinz Co.	(83,346)
(2,830)	Post Holdings, Inc.*	(215,731)
(4,361)	Verisk Analytics, Inc.*	(355,639)
		(1,809,090)
	DIVERSIFIED – (2.4)%
(38,183)	Leucadia National Corp.	(712,877)

	ENERGY – (4.1)%
(14,699)	Cheniere Energy, Inc.*	(554,152)
(575)	Concho Resources, Inc.*	(72,991)
(17,774)	Ensco PLC - Class A1	(138,993)
(3,394)	Kinder Morgan, Inc.	(69,339)
(6,500)	PBF Energy, Inc. - Class A	(141,700)
(17,062)	Superior Energy Services, Inc.	(241,598)
		(1,218,773)
	FINANCIAL – (2.2)%
(9,203)	Interactive Brokers Group, Inc. - Class A	(305,448)
(396)	Markel Corp.*	(347,462)
		(652,910)
	INDUSTRIAL – (4.2)%
(21,252)	AECOM*	(591,868)
(4,895)	Pentair PLC[1]	(269,862)
(4,902)	Stericycle, Inc.*	(392,601)
		(1,254,331)
	TECHNOLOGY – (0.6)%
(534)	Micron Technology, Inc.*	(9,164)
(2,968)	Qorvo, Inc.*	(165,169)
		(174,333)
	UTILITIES – (1.9)%
(54,294)	NRG Energy, Inc.	(577,145)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Value

SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Proceeds $9,317,110)	$(8,683,402)

TOTAL SECURITIES SOLD SHORT (Proceeds $9,317,110)	$(8,683,402)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	34.9%
Technology	20.8%
Communications	17.3%
Financial	10.7%
Consumer, Cyclical	9.6%
Industrial	4.4%
Energy	2.1%
Basic Materials	1.5%
Utilities	0.1%
Total Common Stocks	101.4%
Short-Term Investments	14.1%
Total Investments	115.5%
Liabilities in Excess of Other Assets	(15.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS – 97.6%
	BASIC MATERIALS – 5.7%
335,400	Barrick Gold Corp.	$5,901,320
320,884	Fortescue Metals Group Ltd.	1,346,610
1,315,100	Kinross Gold Corp.*	5,108,232
9,171	Lonza Group A.G. *	1,730,496
19,200	Mitsubishi Gas Chemical Co., Inc.	295,502
76,298	Newmont Mining Corp.[1]	2,826,078
144,090	Nucor Corp.[1]	7,038,797
91,000	Teck Resources Ltd.	1,964,780
83,939	UPM-Kymmene OYJ	1,952,452
1,006,900	Yamana Gold, Inc.	3,595,803
		31,760,070
	COMMUNICATIONS – 13.0%
117,113	CenturyLink, Inc.[1]	3,112,864
103,835	DISH Network Corp. - Class A*1	6,080,578
583,216	Frontier Communications Corp.[1]	2,344,528
34,700	Hakuhodo DY Holdings, Inc.	417,051
297,800	KDDI Corp.	9,051,088
96,200	Mixi, Inc.	3,534,212
153,100	Nippon Telegraph & Telephone Corp.	6,787,970
704,900	NTT DOCOMO, Inc.	17,702,862
182,346	Pearson PLC	1,686,935
221,400	Start Today Co., Ltd.	3,879,801
440,091	Symantec Corp.[1]	11,015,478
2,830,289	Telecom Italia S.p.A. *	2,008,853
59,200	Trend Micro, Inc.	2,084,686
693,530	Vodafone Group PLC	1,904,618
		71,611,524
	CONSUMER, CYCLICAL – 13.0%
45,500	Bandai Namco Holdings, Inc.	1,362,998
45,226	Berkeley Group Holdings PLC	1,304,369
195,175	Best Buy Co., Inc.[1]	7,594,259
55,280	Carnival Corp.[1,2]	2,714,248
104,221	Coach, Inc.[1]	3,740,492
142,747	Darden Restaurants, Inc.[1]	9,248,578
56,292	Flight Centre Travel Group Ltd.	1,446,309
197,381	GameStop Corp. - Class A1	4,747,013
552,900	ITOCHU Corp.	6,982,408
149,737	Kohl's Corp.[1]	6,550,994
72,447	Lear Corp.[1]	8,895,043
119,374	McDonald's Corp.[1]	13,437,931
62,614	Persimmon PLC	1,296,087
26,100	Sega Sammy Holdings, Inc.	385,389
363,214	Tabcorp Holdings Ltd.	1,334,409

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
163,500	Yue Yuen Industrial Holdings Ltd.	$622,643
		71,663,170
	CONSUMER, NON-CYCLICAL – 26.6%
34,429	Actelion Ltd. *	4,974,597
65,317	Altria Group, Inc.[1]	4,318,760
81,996	Amgen, Inc.[1]	11,574,555
233,788	Baxter International, Inc.[1]	11,125,971
234,953	Boston Scientific Corp.*1	5,168,966
36,340	Coca-Cola Amatil Ltd.	263,270
390,000	First Pacific Co., Ltd.	295,442
8,601	Genmab A/S*	1,416,362
79,316	Gilead Sciences, Inc.[1]	5,840,037
286,685	GlaxoSmithKline PLC	5,663,204
594,000	Hutchison Port Holdings Trust - Class U2	263,855
11,132	Ingredion, Inc.[1]	1,460,185
424	Intuitive Surgical, Inc.*1	284,962
357,580	Koninklijke Ahold Delhaize N.V.	8,156,867
51,007	ManpowerGroup, Inc.[1]	3,917,338
460,960	Marine Harvest A.S.A. *	8,364,663
16,000	Medipal Holdings Corp.	273,380
262,184	Merck & Co., Inc.[1]	15,395,445
14,100	Mitsubishi Tanabe Pharma Corp.	274,449
18,376	Mylan, Inc.*1,2	670,724
78,446	Novo Nordisk A/S - Class B	2,794,679
155,276	PepsiCo, Inc.[1]	16,645,587
43,000	Pola Orbis Holdings, Inc.	3,578,001
97,700	Sumitomo Dainippon Pharma Co., Ltd.	1,692,130
78,400	Suzuken Co., Ltd.	2,518,095
603,837	Treasury Wine Estates Ltd.	4,922,608
127,911	Tyson Foods, Inc. - Class A1	9,062,494
11,424	Unilever N.V.	477,795
66,904	United Therapeutics Corp.*1	8,033,163
2,904,500	WH Group Ltd.[3]	2,352,332
501,155	Wm Morrison Supermarkets PLC	1,387,347
32,478	Zimmer Biomet Holdings, Inc.[1]	3,423,181
		146,590,444
	DIVERSIFIED – 0.7%
657,000	NWS Holdings Ltd.	1,162,457
372,000	Wharf Holdings Ltd.	2,789,132
		3,951,589
	ENERGY – 4.6%
7,677	DCC PLC	624,591

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
192,400	Encana Corp.	$1,834,635
131,222	Galp Energia SGPS S.A.	1,779,059
88,151	Murphy Oil Corp.[1]	2,280,467
300,987	Repsol S.A.	4,202,320
129,900	Showa Shell Sekiyu KK	1,210,316
218,394	Statoil A.S.A.	3,565,481
1,010,000	TonenGeneral Sekiyu KK	9,944,996
		25,441,865
	FINANCIAL – 11.9%
214,790	American Capital Agency Corp. - REIT[1]	4,308,687
17,300	Bank of Nova Scotia	929,683
191,217	British Land Co. PLC - REIT	1,368,992
37,700	Canadian Imperial Bank of Commerce	2,824,759
87,774	Cincinnati Financial Corp.[1]	6,212,644
262,200	Dai-ichi Life Insurance Co., Ltd.	3,844,109
45,900	Great-West Lifeco, Inc.	1,152,890
145,600	H&R Real Estate Investment Trust - REIT	2,476,057
74,700	Hokuhoku Financial Group, Inc.	1,076,785
21,700	Industrial Alliance Insurance & Financial Services, Inc.	840,303
2,475,561	Intesa Sanpaolo S.p.A.	5,359,549
1,161,000	Kerry Properties Ltd.	3,676,171
755,500	Link - REIT	5,374,545
40,500	Manulife Financial Corp.	586,681
85,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	414,890
69,700	National Bank of Canada	2,488,061
121,366	Navient Corp.[1]	1,551,057
977,000	New World Development Co., Ltd.	1,214,649
7,493	Pargesa Holding S.A.	502,962
31,000	Power Corp. of Canada	664,929
31,500	Power Financial Corp.	744,464
134,025	Prudential Financial, Inc.[1]	11,363,980
99,700	RioCan Real Estate Investment Trust - REIT	1,938,549
180,000	Sino Land Co., Ltd.	305,628
13,300	Smart Real Estate Investment Trust - REIT	331,682
142,000	T&D Holdings, Inc.	1,717,186
355,000	Wheelock & Co., Ltd.	2,184,695
		65,454,587
	INDUSTRIAL – 5.8%
485,240	ABB Ltd. *	10,010,183
25,924	Arrow Electronics, Inc.*1	1,584,475
229,000	Asahi Glass Co., Ltd.	1,601,582
2,300	CCL Industries, Inc. - Class B	409,037
130,906	Corning, Inc.[1]	2,972,875

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
11,176	Kuehne + Nagel International A.G.	$1,514,742
57,353	L-3 Communications Holdings, Inc.[1]	7,853,920
29,372	Masco Corp.[1]	907,007
579,000	Nippon Express Co., Ltd.	2,859,940
120,700	Toyo Seikan Group Holdings Ltd.	2,226,330
		31,940,091
	TECHNOLOGY – 15.1%
188,770	Activision Blizzard, Inc.[1]	8,149,201
343,393	Applied Materials, Inc.[1]	9,985,868
323,619	CA, Inc.[1]	9,948,048
7,400	Constellation Software, Inc.	3,466,629
371,635	Intel Corp.[1]	12,958,912
120,117	KLA-Tencor Corp.[1]	9,021,988
49,100	Konami Holdings Corp.	1,939,077
179,909	Maxim Integrated Products, Inc.[1]	7,129,794
96,340	NetApp, Inc.[1]	3,269,780
158,875	Nuance Communications, Inc.*1	2,227,428
51,494	NVIDIA Corp.[1]	3,664,313
60,850	Synopsys, Inc.*1	3,609,013
37,100	Tokyo Electron Ltd.	3,346,606
57,538	VMware, Inc. - Class A*1	4,522,487
		83,239,144
	UTILITIES – 1.2%
348,587	Iberdrola S.A.	2,372,190
254,000	Power Assets Holdings Ltd.	2,383,953
87,768	Red Electrica Corp. S.A.	1,828,330
		6,584,473
	TOTAL COMMON STOCKS (Cost $530,265,926)	538,236,957

	SHORT-TERM INVESTMENTS – 13.3%
73,656,828	Fidelity Investments Money Market Funds Government Portfolio, 0.30%[4]	73,656,828

	TOTAL SHORT-TERM INVESTMENTS (Cost $73,656,828)	73,656,828

	TOTAL INVESTMENTS – 110.9% (Cost $603,922,754)	611,893,785

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	Liabilities in Excess of Other Assets – (10.9)%	$(60,144,448)

	TOTAL NET ASSETS – 100.0%	$551,749,337

	SECURITIES SOLD SHORT – (29.3)%
	COMMON STOCKS – (29.3)%
	BASIC MATERIALS – (2.0)%
(119,426)	Boliden A.B.	$(2,767,857)
(3,900)	Franco-Nevada Corp.	(255,261)
(14,908)	Fresnillo PLC	(299,934)
(443,609)	Glencore PLC*	(1,357,921)
(91,400)	Hitachi Metals Ltd.	(1,142,441)
(98,600)	Kobe Steel Ltd.*	(813,678)
(21,100)	Methanex Corp.	(766,887)
(21,400)	Nippon Steel & Sumitomo Metal Corp.	(423,995)
(97,451)	ThyssenKrupp A.G.	(2,261,056)
(27,345)	voestalpine A.G.	(968,676)
		(11,057,706)
	COMMUNICATIONS – (0.6)%
(50,346)	Nokia OYJ	(224,761)
(263,300)	Rakuten, Inc.	(3,035,496)
		(3,260,257)
	CONSUMER, CYCLICAL – (3.5)%
(4,400)	ABC-Mart, Inc.	(267,727)
(54,942)	American Airlines Group, Inc.	(2,230,645)
(96,600)	Asics Corp.	(2,061,378)
(37,131)	Cie Financiere Richemont S.A.	(2,387,029)
(40,000)	Don Quijote Holdings Co., Ltd.	(1,520,385)
(1,200)	Fast Retailing Co., Ltd.	(404,276)
(37,559)	Luxottica Group S.p.A.	(1,870,059)
(564,400)	MGM China Holdings Ltd.	(931,162)
(91,800)	Sony Corp.	(2,893,375)
(83,000)	Toyota Motor Corp.	(4,814,561)
		(19,380,597)
	CONSUMER, NON-CYCLICAL – (1.9)%
(87,721)	Alnylam Pharmaceuticals, Inc.*	(3,122,868)
(54,807)	Ashtead Group PLC	(853,969)
(77,987)	Verisk Analytics, Inc.*	(6,359,840)
(6,200)	Yakult Honsha Co., Ltd.	(289,065)
		(10,625,742)
	DIVERSIFIED – (0.1)%
(22,100)	Industrivarden A.B. - C Shares	(394,160)

	ENERGY – (9.8)%
(159,922)	Antero Resources Corp.*	(4,233,135)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(198,332)	Cheniere Energy, Inc.*	$(7,477,116)
(42,733)	Concho Resources, Inc.*	(5,424,527)
(49,083)	Continental Resources, Inc.*	(2,400,650)
(92,597)	FMC Technologies, Inc.*	(2,988,105)
(66,112)	Halliburton Co.	(3,041,152)
(412,729)	Kinder Morgan, Inc.	(8,432,054)
(10,634)	National Oilwell Varco, Inc.	(341,352)
(8,746)	ONEOK, Inc.	(423,569)
(14,772,652)	Saipem S.p.A.*	(6,074,463)
(92,919)	Schlumberger Ltd.[2]	(7,269,053)
(205,372)	Williams Cos., Inc.	(5,996,862)
		(54,102,038)
	FINANCIAL – (8.0)%
(50,000)	Aon PLC[1]	(5,541,500)
(1,742,778)	Banco Popular Espanol S.A.	(1,906,725)
(36,281)	Credit Agricole S.A.	(391,417)
(75,506)	Credit Suisse Group A.G. *	(1,053,467)
(517,700)	Hulic Co., Ltd.	(4,929,379)
(901,775)	Lloyds Banking Group PLC	(629,697)
(195,000)	Mitsubishi Estate Co., Ltd.	(3,875,592)
(2,524,403)	Royal Bank of Scotland Group PLC*	(5,833,627)
(184,947)	St. James's Place PLC	(2,135,900)
(733,329)	Standard Chartered PLC*	(6,376,910)
(90,942)	Willis Towers Watson PLC[2]	(11,449,598)
		(44,123,812)
	INDUSTRIAL – (2.2)%
(110,701)	Alstom S.A.*	(2,974,576)
(21,700)	Hamamatsu Photonics KK	(656,611)
(66,924)	LafargeHolcim Ltd. *	(3,569,593)
(32,474)	SBA Communications Corp. - Class A*	(3,678,655)
(79,840)	Tenaris S.A.	(1,129,179)
		(12,008,614)
	TECHNOLOGY – (1.2)%
(68,876)	NXP Semiconductors N.V.*2	(6,887,600)

	TOTAL COMMON STOCKS (Proceeds $161,365,713)	(161,840,526)

	TOTAL SECURITIES SOLD SHORT (Proceeds $161,365,713)	$(161,840,526)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,352,332.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	54.3%
Japan	16.5%
Canada	6.8%
China	4.1%
Switzerland	3.4%
United Kingdom	2.7%
Norway	2.2%
Australia	1.7%
Spain	1.5%
Netherlands	1.5%
Italy	1.3%
Denmark	0.8%
Finland	0.4%
Portugal	0.3%
Ireland	0.1%
Singapore	0.0%
Total Common Stocks	97.6%
Short-Term Investments	13.3%
Total Investments	110.9%
Liabilities in Excess of Other Assets	(10.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS – 22.6%
	BASIC MATERIALS – 2.5%
8,128	AK Steel Holding Corp.*	$42,266
1,799	Barrick Gold Corp.[1]	31,644
398	LyondellBasell Industries N.V. - Class A1	31,661
1,845	United States Steel Corp.	35,682
8,739	Vale S.A. - ADR[1]	60,474
2,826	Versum Materials, Inc.*	64,150
		265,877
	COMMUNICATIONS – 2.5%
332	Alibaba Group Holding Ltd. - ADR*1	33,761
3,305	America Movil S.A.B. de C.V. - ADR[1]	43,428
473	Expedia, Inc.	61,126
402	Facebook, Inc. - Class A*	52,658
1,373	Finisar Corp.*	37,593
1,636	Juniper Networks, Inc.	43,092
		271,658
	CONSUMER, CYCLICAL – 2.8%
11,148	Arcos Dorados Holdings, Inc. - Class A*1	68,560
1,326	Delta Air Lines, Inc.	55,387
128	Domino's Pizza, Inc.	21,663
3,668	Melco Crown Entertainment Ltd. - ADR[1]	61,402
1,221	Spirit Airlines, Inc.*	58,523
168	Ulta Salon Cosmetics & Fragrance, Inc.*	40,881
		306,416
	CONSUMER, NON-CYCLICAL – 0.6%
2,165	Cosan Ltd.[1]	19,269
1,134	PayPal Holdings, Inc.*	47,242
		66,511
	ENERGY – 2.4%
490	Apache Corp.	29,145
432	China Petroleum & Chemical Corp. - ADR[1]	31,285
78	EOG Resources, Inc.	7,053
996	FMC Technologies, Inc.*	32,141
6,161	Petrobras Argentina S.A. - ADR*1	40,909
2,586	Petroleo Brasileiro S.A. - ADR*1	30,179
3,663	Whiting Petroleum Corp.*	30,183
2,165	WPX Energy, Inc.*	23,512
1,683	YPF S.A. - ADR[1]	29,890
		254,297
	FINANCIAL – 6.0%
6,309	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	45,488
1,717	Banco Bradesco S.A. - ADR[1]	17,874

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,733	Banco Santander Brasil S.A. - ADR[1]	$46,896
9,057	Banco Santander S.A. - ADR[1]	43,836
1,742	Bank of America Corp.	28,743
2,090	Citizens Financial Group, Inc.	55,051
7,268	Deutsche Bank A.G.*1	104,586
2,053	Grupo Financiero Galicia S.A. - ADR[1]	63,930
5,035	ICICI Bank Ltd. ADR[1]	41,740
3,971	KeyCorp	56,071
1,968	Morgan Stanley	66,066
5,013	Regions Financial Corp.	53,689
335	Visa, Inc. - Class A	27,641
		651,611
	INDUSTRIAL – 1.8%
983	CSX Corp.	29,991
3,278	Embraer S.A. - ADR[1]	70,116
374	FedEx Corp.	65,196
2,378	Flex Ltd.*1	33,744
		199,047
	TECHNOLOGY – 3.5%
405	Adobe Systems, Inc.*	43,541
155	Apple, Inc.	17,599
325	Cavium, Inc.*	18,346
3,000	Donnelley Financial Solutions, Inc.*	64,350
773	KLA-Tencor Corp.	58,060
4,214	Micron Technology, Inc.*	72,312
900	QUALCOMM, Inc.	61,848
226	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	7,029
514	Western Digital Corp.	30,038
		373,123
	UTILITIES – 0.5%
18,443	Cia Energetica de Minas Gerais - ADR[1]	55,698

	TOTAL COMMON STOCKS (Cost $2,324,452)	2,444,238

	EXCHANGE-TRADED FUNDS – 79.6%
7,820	Energy Select Sector SPDR Fund	536,608
27,440	Financial Select Sector SPDR Fund	541,666
11,377	iShares MSCI EAFE ETF	657,818
57,294	iShares MSCI Emerging Markets ETF	2,127,899
20,862	iShares Russell 2000 ETF	2,472,147
15,928	PowerShares DB Base Metals Fund*	229,363
21,466	PowerShares DB Energy Fund*	262,529

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
5,548	SPDR S&P 500 ETF Trust	$1,179,228
11,668	Technology Select Sector SPDR Fund	553,297
2,889	Templeton Dragon Fund, Inc.	49,864

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,667,890)	8,610,419

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.4%
	Apple, Inc.
33	Exercise Price: $125.00, Expiration Date: November 18, 2016	132
	Baker Hughes, Inc.
21	Exercise Price: $58.00, Expiration Date: November 18, 2016	2,037
	Bank of New York Mellon Corp.
35	Exercise Price: $44.00, Expiration Date: December 16, 2016	3,955
	Powershares QQQ Trust Series 1
115	Exercise Price: $117.00, Expiration Date: November 18, 2016	22,310
	Tiffany & Co.
26	Exercise Price: $75.00, Expiration Date: January 20, 2017	8,034

	TOTAL CALL OPTIONS (Cost $35,432)	36,468

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $35,432)	36,468

Number of Shares

	SHORT-TERM INVESTMENTS – 0.1%
12,724	Fidelity Investments Money Market Funds Government Portfolio, 0.30%[2]	12,724

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,724)	12,724

	TOTAL INVESTMENTS – 102.7% (Cost $11,040,498)	11,103,849
	Liabilities in Excess of Other Assets – (2.7)%	(288,466)

	TOTAL NET ASSETS – 100.0%	$10,815,383

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	October 31, 2016	(Depreciation)

(7)	CME Canadian Dollar	December 2016	$(528,058)	$(521,675)	$6,383

TOTAL FUTURES CONTRACTS			$(528,058)	$(521,675)	$6,383

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	79.6%
Common Stocks
Financial	6.0%
Technology	3.5%
Consumer, Cyclical	2.8%
Communications	2.5%
Basic Materials	2.5%
Energy	2.4%
Industrial	1.8%
Consumer, Non-cyclical	0.6%
Utilities	0.5%
Total Common Stocks	22.6%
Purchased Options Contracts
Call Options	0.4%
Total Purchased Options Contracts	0.4%
Short-Term Investments	0.1%
Total Investments	102.7%
Liabilities in Excess of Other Assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2016

	361 Managed Futures Strategy Fund	361 Global Counter-Trend Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$628,198,435	$48,239,161	$35,944,321
Foreign currency, at cost	-	1,624,321	-
Investments, at value	$629,006,022	$48,239,161	$34,489,260
Foreign currency, at value	-	1,633,646	-
Cash deposited with brokers for securities sold short and
futures contracts	-	2,381,601	4,088,868
Receivables:
Fund shares sold	257,315	180,613	858
Dividends and interest	670,835	9,282	41,473
Prepaid expenses	26,660	8,018	35,910
Prepaid offering costs	-	-	10,176
Other assets	-	1,353	-
Total assets	629,960,832	52,453,674	38,666,545

Liabilities:
Securities sold short, proceeds	$-	$-	$9,317,110
Securities sold short, at value	$-	$-	$8,683,402
Payables:
Unrealized depreciation on open futures contracts	-	455,967	-
Fund shares redeemed	648,923	82,588	-
Advisory fees	802,370	48,612	10,243
Sub-advisory fees	40,498	-	-
Shareholder servicing fees (Note 8)	117,086	ac11,327	2,286
Distribution fees (Note 7)	34,466	2,657	34
Fund administration fees	69,421	8,952	8,048
Transfer agent fees and expenses	63,299	9,884	11,834
Fund accounting fees	41,185	13,042	12,862
Custody fees	20,539	4,234	2,784
Auditing fees	17,536	18,553	17,501
Chief Compliance Officer fees	1,629	1,150	1,234
Trustees' fees and expenses	999	60	117
Dividends and interest on securities sold short	-	-	9,098
Offering costs - Advisor	-	-	47,926
Accrued other expenses	60,608	10,731	10,238
Total liabilities	1,918,559	667,757	8,817,607

Net Assets	$628,042,273	$51,785,917	$29,848,938

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of October 31, 2016

	361 Managed Futures Strategy Fund	361 Global Counter-Trend Fund	361 Domestic Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$645,172,165	$50,770,560	$30,447,707
Accumulated net investment income (loss)	(5,592,461)	(231,130)	70,374
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	(12,345,018)	1,693,129	152,210
Net unrealized appreciation (depreciation) on:
Investments	807,587	-	(1,455,061)
Futures contracts	-	(455,967)	-
Securities sold short	-	-	633,708
Foreign currency translations	-	9,325	-
Net Assets	$628,042,273	$51,785,917	$29,848,938

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$165,016,872	$13,491,318	$143,142
Shares of beneficial interest issued and outstanding	14,879,049	1,241,693	14,463
Redemption price per share	$11.09	$10.87	$9.90

Class I Shares:
Net assets applicable to shares outstanding	$463,025,401	$38,294,599	$4,577,666
Shares of beneficial interest issued and outstanding	41,261,185	3,500,303	462,173
Redemption price per share	$11.22	$10.94	$9.90

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$25,128,130
Shares of beneficial interest issued and outstanding	-	-	2,534,352
Redemption price per share	$-	$-	$9.92

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of October 31, 2016

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund
Assets:
Investments, at cost	$603,922,754	$11,005,066
Purchased options contracts, at cost	-	35,432
Foreign currency, at cost	37,101	-
Investments, at value	$611,893,785	$11,067,381
Purchased options contracts, at value	-	36,468
Foreign currency, at value	37,021	-
Cash deposited with brokers for securities sold short and
futures contracts	102,919,057	179,763
Receivables:
Investment securities sold	-	1,270,162
Fund shares sold	237,133	21
Dividends and interest	914,057	1,341
Due from Advisor	-	5,258
Unrealized apprecation on open futures contracts	-	6,383
Prepaid expenses	92,903	10,107
Total assets	716,093,956	12,576,884

Liabilities:
Securities sold short, proceeds	$161,365,713	$-
Securities sold short, at value	$161,840,526	$-
Payables:
Investment securities purchased	-	1,684,204
Fund shares redeemed	1,355,511	2,103
Advisory fees	577,782	-
Shareholder servicing fees (Note 8)	91,974	2,073
Distribution fees (Note 7)	20,940	33
Fund administration fees	58,182	7,184
Transfer agent fees and expenses	33,834	9,189
Fund accounting fees	40,479	12,466
Custody fees	27,523	7,936
Auditing fees	18,540	18,556
Chief Compliance Officer fees	1,542	1,066
Trustees' fees and expenses	225	689
Dividends and interest on securities sold short	253,401	-
Accrued other expenses	24,160	16,002
Total liabilities	164,344,619	1,761,501

Net Assets	$551,749,337	$10,815,383

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of October 31, 2016

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$549,655,179	$12,903,640
Accumulated net investment income (loss)	2,157,202	(38,188)
Accumulated net realized loss on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	(7,531,976)	(2,119,803)
Net unrealized appreciation (depreciation) on:
Investments	7,971,031	62,315
Purchased options contracts	-	1,036
Futures contracts	-	6,383
Securities sold short	(474,813)	-
Foreign currency translations	(27,286)	-
Net Assets	$551,749,337	$10,815,383

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$97,662,301	$144,368
Shares of beneficial interest issued and outstanding	9,075,961	16,829
Redemption price per share	$10.76	$8.58

Class I Shares:
Net assets applicable to shares outstanding	$421,093,719	$10,671,015
Shares of beneficial interest issued and outstanding	38,921,729	1,236,781
Redemption price per share	$10.82	$8.63

Class Y Shares:
Net assets applicable to shares outstanding	$32,993,317	$-
Shares of beneficial interest issued and outstanding	3,044,749	-
Redemption price per share	$10.84	$-

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended October 31, 2016

	361 Managed Futures Strategy Fund	361 Global Counter-Trend Fund	361 Domestic Long/Short Equity Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $139, respectively)	$-	$-	$203,275
Interest	6,924,571	104,447	2,113
Total investment income	6,924,571	104,447	205,388

Expenses:
Advisory fees	11,216,151	413,594	92,357
Shareholder servicing fees - Class I (Note 8)	568,857	25,719	3,328
Shareholder servicing fees - Investor Class (Note 8)	212,192	12,581	83
Distribution fees (Note 7)	507,859	26,120	139
Fund administration fees	500,465	47,219	23,016
Sub-advisory fees	493,084	-	-
Transfer agent fees and expenses	273,890	34,656	26,379
Fund accounting fees	169,899	46,358	26,934
Shareholder reporting fees	159,760	11,224	2,729
Registration fees	144,571	48,612	37,598
Custody fees	73,731	11,403	8,597
Legal fees	23,943	22,030	10,090
Miscellaneous	23,092	5,167	6,847
Interest expense	20,150	12,880	12,592
Auditing fees	17,528	18,568	17,501
Trustees' fees and expenses	11,019	6,545	3,340
Chief Compliance Officer fees	9,610	4,736	2,831
Insurance fees	3,343	1,166	201
Dividends on securities sold short	-	-	9,869
Offering costs	-	-	13,578

Total expenses	14,429,144	748,578	298,009
Advisory/sub-advisory fees waived/recovered	(80,606)	(125,483)	(92,357)
Other expenses absorbed	-	-	(62,935)
Net expenses	14,348,538	623,095	142,717
Net investment income (loss)	(7,423,967)	(518,648)	62,671

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	(22,534)	-	368,195
Futures contracts	(5,414,938)	5,173,261	-
Securities sold short	-	-	(215,657)
Foreign currency transactions	-	(33,442)	-
Net realized gain (loss)	(5,437,472)	5,139,819	152,538
Net change in unrealized appreciation/depreciation on:
Investments	2,527,398	-	(1,455,061)
Futures contracts	-	(458,432)	-
Securities sold short	-	-	633,708
Foreign currency translations	-	(5,313)	-
Net change in unrealized appreciation/depreciation	2,527,398	(463,745)	(821,353)
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	(2,910,074)	4,676,074	(668,815)

Net Increase (Decrease) in Net Assets from Operations	$(10,334,041)	$4,157,426	$(606,144)

[1]	The Domestic Long/Short Equity Fund commenced operations on March 31, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Periods Ended October 31, 2016

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $481,041 and $1,176, respectively)	$11,652,296	$236,590
Interest	134,886	6,245
Total investment income	11,787,182	242,835

Expenses:
Advisory fees	5,442,791	169,979
Shareholder servicing fees - Class I (Note 8)	281,267	15,610
Shareholder servicing fees - Investor Class (Note 8)	137,940	193
Distribution fees (Note 7)	227,823	414
Fund administration fees	340,474	44,980
Sub-advisory fees	-	-
Transfer agent fees and expenses	120,220	30,410
Fund accounting fees	159,680	52,531
Shareholder reporting fees	38,823	7,706
Registration fees	167,458	37,792
Custody fees	142,425	20,616
Legal fees	29,116	21,151
Miscellaneous	25,999	7,001
Interest expense	1,298,466	4,708
Auditing fees	18,539	18,651
Trustees' fees and expenses	8,575	6,394
Chief Compliance Officer fees	9,009	4,659
Insurance fees	2,143	2,164
Dividends on securities sold short	1,369,136	2,382
Offering costs	2,793	-

Total expenses	9,822,677	447,341
Advisory/sub-advisory fees waived/recovered	197,477	(181,467)
Other expenses absorbed	-	-
Net expenses	10,020,154	265,874
Net investment income (loss)	1,767,028	(23,039)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	10,911,313	(713,866)
Purchased options contracts	-	(67,705)
Written options contracts	-	884
Securities sold short	(16,069,025)	(32,988)
Foreign currency transactions	(238,399)	-
Net realized gain (loss)	(5,396,111)	(813,675)
Net change in unrealized appreciation/depreciation on:
Investments	3,135,067	(38,531)
Purchased options contracts	-	1,036
Futures contracts	-	6,383
Securities sold short	(472,219)	5,507
Foreign currency translations	(27,433)	-
Net change in unrealized appreciation/depreciation	2,635,415	(25,605)
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	(2,760,696)	(839,280)

Net Increase (Decrease) in Net Assets from Operations	$(993,668)	$(862,319)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(7,423,967)	$(10,232,160)
Net realized loss on investments and futures contracts	(5,437,472)	(6,723,277)
Net change in unrealized appreciation/depreciation on investments and
futures contracts	2,527,398	(1,402,875)
Net decrease in net assets resulting from operations	(10,334,041)	(18,358,312)

Distributions to Shareholders:
From net realized gain:
Investor Class	-	(3,957,428)
Class I	-	(11,405,152)
Total distributions to shareholders	-	(15,362,580)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	63,239,118	195,769,487
Class I	172,274,346	463,064,899
Reinvestment of distributions:
Investor Class	-	3,189,630
Class I	-	9,675,518
Cost of shares redeemed:
Investor Class	(158,366,026)	(83,403,705)
Class I	(392,692,634)	(224,836,975)
Net increase (decrease) in net assets from capital transactions	(315,545,196)	363,458,854

Total increase (decrease) in net assets	(325,879,237)	329,737,962

Net Assets:
Beginning of period	953,921,510	624,183,548
End of period	$628,042,273	$953,921,510

Accumulated net investment income (loss)	$(5,592,461)	$-

Capital Share Transactions:
Shares sold:
Investor Class	5,763,645	16,473,276
Class I	15,531,323	38,945,841
Shares reinvested:
Investor Class	-	285,298
Class I	-	859,282
Shares redeemed:
Investor Class	(14,419,585)	(7,212,564)
Class I	(35,491,211)	(19,390,654)
Net increase (decrease) in capital share transactions	(28,615,828)	29,960,479

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(518,648)	$(460,619)
Net realized gain (loss) on futures contracts and foreign currency transactions	5,139,819	(626,201)
Net change in unrealized appreciation/depreciation on futures contracts and
foreign currency translations	(463,745)	218,138
Net increase (decrease) in net assets resulting from operations	4,157,426	(868,682)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,878,772	5,368,643
Class I	42,816,268	7,755,368
Cost of shares redeemed:
Investor Class	(2,407,603)	(4,682,167)
Class I	(17,798,851)	(27,465,255)
Net increase (decrease) in net assets from capital transactions	27,488,586	(19,023,411)

Total increase (decrease) in net assets	31,646,012	(19,892,093)

Net Assets:
Beginning of period	20,139,905	40,031,998
End of period	$51,785,917	$20,139,905

Accumulated net investment loss	$(231,130)	$(369,860)

Capital Share Transactions:
Shares sold:
Investor Class	465,483	552,741
Class I	4,134,806	812,499
Shares redeemed:
Investor Class	(238,773)	(483,266)
Class I	(1,723,371)	(2,896,446)
Net increase (decrease) in capital share transactions	2,638,145	(2,014,472)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period March 31, 2016* through October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$62,671
Net realized gain on investments and securities sold short	152,538
Net change in unrealized appreciation/depreciation on investments and
securities sold short	(821,353)
Net decrease in net assets resulting from operations	(606,144)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	176,889
Class I	6,559,092
Class Y	25,610,000
Cost of shares redeemed:
Investor Class	(30,501)
Class I	(1,860,398)
Net increase in net assets from capital transactions	30,455,082

Total increase in net assets	29,848,938

Net Assets:
Beginning of period	-
End of period	$29,848,938

Accumulated net investment income	$70,374

Capital Share Transactions:
Shares sold:
Investor Class	17,532
Class I	647,580
Class Y	2,534,352
Shares redeemed:
Investor Class	(3,069)
Class I	(185,407)
Net increase from capital share transactions	3,010,988

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,767,028	$(231,975)
Net realized gain (loss) on investments, securities sold short and foreign currency	(5,396,111)	276,654
Net change in unrealized appreciation/depreciation on investments, securities
sold short and foreign currency	2,635,415	4,811,396
Net increase (decrease) in net assets resulting from operations	(993,668)	4,856,075

Distributions to Shareholders:
From net realized gain
Investor Class	(376,485)	-
Class I	(926,818)	-
Class Y	(397,843)	-
Total distributions to shareholders	(1,701,146)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	125,863,796	41,922,423
Class I	444,717,489	88,126,633
Class Y	24,250,799	40,885,030
Class Y - Reorganization	-	644,141
Reinvestment of distributions:
Investor Class	358,020	-
Class I	679,339	-
Class Y	5,949	-
Cost of shares redeemed:
Investor Class	(69,025,181)	(1,675,510)
Class I	(104,707,827)	(9,258,149)
Class Y	(32,608,914)	(589,962)
Net increase in net assets from capital transactions	389,533,470	160,054,606

Total increase in net assets	386,838,656	164,910,681

Net Assets:
Beginning of period	164,910,681	-
End of period	$551,749,337	$164,910,681

Accumulated net investment income	$2,157,202	$-

Capital Share Transactions:
Shares sold:
Investor Class	11,636,537	3,953,812
Class I	41,021,579	8,324,667
Class Y	2,238,556	3,817,182
Class Y - Reorganization	-	64,414
Shares reinvested:
Investor Class	33,242	-
Class I	62,902	-
Class Y	551	-
Shares redeemed:
Investor Class	(6,388,209)	(159,421)
Class I	(9,614,341)	(873,078)
Class Y	(3,018,401)	(57,553)
Net increase from capital share transactions	35,972,416	15,070,023

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(23,039)	$(51,935)
Net realized loss on investments, purchased options contracts, written options
contracts and securities sold short	(813,675)	(1,096,934)
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and securities sold short	(25,605)	(79,136)
Net decrease in net assets resulting from operations	(862,319)	(1,228,005)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	11,460	182,387
Class I	4,270,932	14,629,820
Cost of shares redeemed:
Investor Class	(82,389)	(222,332)
Class I	(10,991,447)	(3,772,159)
Net increase (decrease) in net assets from capital transactions	(6,791,444)	10,817,716

Total increase (decrease) in net assets	(7,653,763)	9,589,711

Net Assets:
Beginning of period	18,469,146	8,879,435
End of period	$10,815,383	$18,469,146

Accumulated net investment loss	$(38,188)	$(52,297)

Capital Share Transactions:
Shares sold:
Investor Class	1,319	18,462
Class I	488,750	1,513,737
Shares redeemed:
Investor Class	(9,667)	(23,430)
Class I	(1,239,649)	(404,288)
Net increase (decrease) in capital share transactions	(759,247)	1,104,481

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Period March 31, 2016* through October 31, 2016

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(606,144)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(46,953,685)
Proceeds from sale of investment securities	15,592,618
Proceeds from short sale	16,002,388
Closed short transactions	(6,898,005)
Purchase of short-term investment, net	(4,215,059)
Increase in cash deposited with broker for securites sold short	(4,088,868)
Increase in fund shares sold	(858)
Increase in dividends and interest receivables	(41,473)
Increase in other assets	(46,086)
Increase in payables for dividends and interest on securities sold short	9,098
Increase in Advisory and Subadvisory fees	10,243
Increase in accrued expenses	114,864
Net realized gain on investments	(155,468)
Net change in unrealized appreciation/depreciation on securities	821,353
Net cash used for operating activities	(30,455,082)

Cash flows provided by financing activities:
Proceeds from sale of shares	32,345,981
Redemption of shares	(1,890,899)
Net cash provided by financing activities	30,455,082

Net Increase in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2016

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(993,668)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(1,272,661,791)
Proceeds from sale of investment securities	899,064,037
Proceeds from short sale	450,358,234
Closed short transactions	(350,168,795)
Increase in foreign currency	(15,664)
Purchase of short-term investment, net	(58,161,023)
Increase in cash deposited with broker for securites sold short	(63,816,652)
Decrease in receivables for securities sold	2,720,136
Increase in dividends and interest receivables	(760,324)
Increase in other assets	(38,945)
Decrease in payables for securities purchased	(8,373,235)
Increase in payables for dividends and interest on securities sold short	240,116
Increase in Advisory and Subadvisory fees	401,511
Increase in accrued expenses	226,338
Decrease in amortization	(1)
Net realized loss on investments	5,049,036
Net change in unrealized appreciation/depreciation on securities	(2,662,848)
Net cash used for operating activities	(399,593,538)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	605,020,579
Redemption of shares	(205,031,180)
Dividends paid to shareholders, net of reinvestments	(657,838)
Net cash provided by financing activities	399,331,561

Net Decrease in Cash	(261,977)

Cash:
Beginning balance	261,977
Ending balance	$-

Non cash financing activities not included herein consist of $1,043,308 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011** through October 31, 2012
Net asset value, beginning of period	$11.18	$11.34		$11.47		$10.43		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.13)	(0.18)		(0.20)		(0.20)		(0.18)
Net realized and unrealized gain on investments	0.04	0.31		0.46		1.24		0.61
Total from investment operations	(0.09)	0.13		0.26		1.04		0.43

Less Distributions:
From net realized gain	-	(0.29)		(0.40)		(0.01)		-

Redemption fee proceeds[1]	-	-		0.01		0.01		-	[2]

Net asset value, end of period	$11.09	$11.18		$11.34		$11.47		$10.43

Total return[3]	(0.81)%	1.16%		2.47%		10.09%		4.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$165,017	$263,118		$158,570		$174,619		$32,795

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.11%	2.09%		2.04%		2.12%		2.53%	[5]
After fees waived and expenses absorbed	2.10%	2.08%		2.03%		2.14%		2.40%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	2.10%	2.08%	[6]	2.03%	[6]	2.14%	[6]	2.40%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.18)%	(1.54)%		(1.82)%		(1.78)%		(2.08)%	[5]
After fees waived and expenses absorbed	(1.17)%	(1.53)%		(1.81)%		(1.80)%		(1.95)%	[5]

Portfolio turnover rate	17%	13%		96%		0%		2%	[4]

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares.The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.28	$11.41		$11.51		$10.45		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.15)		(0.18)		(0.17)		(0.15)
Net realized and unrealized gain on investments	0.04	0.31		0.48		1.24		0.60
Total from investment operations	(0.06)	0.16		0.30		1.07		0.45

Less Distributions:
From net realized gain	-	(0.29)		(0.40)		(0.01)		-

Redemption fee proceeds[1]	-	-		-	[2]	-	[2]	-	[2]

Net asset value, end of period	$11.22	$11.28		$11.41		$11.51		$10.45

Total return[3]	(0.53)%	1.42%		2.73%		10.26%		4.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$463,025	$690,804		$465,614		$291,176		$61,961

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.86%	1.84%		1.80%		1.87%		2.28%	[5]
After fees waived and expenses absorbed	1.85%	1.83%		1.79%		1.89%		2.15%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	1.85%	1.83%	[6]	1.79%	[6]	1.89%	[6]	2.15%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.93)%	(1.29)%		(1.58)%		(1.53)%		(1.82)%	[5]
After fees waived and expenses absorbed	(0.92)%	(1.28)%		(1.57)%		(1.55)%		(1.69)%	[5]

Portfolio turnover rate	17%	13%		96%		0%		2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period February 12, 2014** through October 31, 2014
Net asset value, beginning of period	$9.55	$9.71		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.18)	(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	1.50	0.04		(0.13)
Total from investment operations	1.32	(0.16)		(0.29)

Redemption fee proceeds[1]	-	-		-	[2]

Net asset value, end of period	$10.87	$9.55		$9.71

Total return[3]	13.82%	(1.65)%		(2.90)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,491	$9,694		$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.43%	2.78%		2.60%	[5]
After fees waived and expenses absorbed	2.05%	2.15%		2.24%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	2.01%	2.13%	[6]	2.23%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.12)%	(2.71)%		(2.59)%	[5]
After fees waived and expenses absorbed	(1.74)%	(2.08)%		(2.23)%	[5]

Portfolio turnover rate	0%	0%		0%	[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares.The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period February 12, 2014* through October 31, 2014
Net asset value, beginning of period	$9.59	$9.72		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.18)		(0.15)
Net realized and unrealized gain (loss) on investments	1.51	0.05		(0.13)
Total from investment operations	1.35	(0.13)		(0.28)

Redemption fee proceeds[1]	-	-		-	[2]

Net asset value, end of period	$10.94	$9.59		$9.72

Total return[3]	14.08%	(1.34)%		(2.80)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,295	$10,446		$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.18%	2.53%		2.36%	[5]
After fees waived and expenses absorbed	1.80%	1.90%		2.00%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	1.76%	1.88%	[6]	1.99%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.87)%	(2.46)%		(2.35)%	[5]
After fees waived and expenses absorbed	(1.49)%	(1.83)%		(1.99)%	[5]

Portfolio turnover rate	0%	0%		0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized loss on investments	(0.12)
Total from investment operations	(0.10)

Net asset value, end of period	$9.90

Total return [2]	(1.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.91%	[4]
After fees waived and expenses absorbed	2.06%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.79%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.46)%	[4]
After fees waived and expenses absorbed	0.39%	[4]

Portfolio turnover rate	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.04
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	(0.10)

Net asset value, end of period	$9.90

Total return [2]	(1.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.66%	[4]
After fees waived and expenses absorbed	1.81%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.54%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.21)%	[4]
After fees waived and expenses absorbed	0.64%	[4]

Portfolio turnover rate	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized loss on investments	(0.13)
Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return[2]	(0.80)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.51%	[4]
After fees waived and expenses absorbed	1.66%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.39%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.06)%	[4]
After fees waived and expenses absorbed	0.79%	[4]

Portfolio turnover rate	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.08)
Net realized and unrealized gain (loss) on investments	(0.09)	1.00
Total from investment operations	(0.07)	0.92

Less Distributions:
From net realized gain	(0.09)	-
Total distributions	(0.09)	-

Net asset value, end of period	$10.76	$10.92

Total return [2]	(0.61)%	9.20%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,662	$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.50%	3.42%	[4]
After fees waived/recovered	2.55%	2.69%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.94%	1.87%	[4,5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.20%	(1.61)%	[4]
After fees waived/recovered	0.15%	(0.88)%	[4]

Portfolio turnover rate	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	(0.09)	1.01
Total from investment operations	(0.04)	0.95

Less Distributions:
From net realized gain	(0.09)	-
Total distributions	(0.09)	-

Net asset value, end of period	$10.82	$10.95

Total return [2]	(0.34)%	9.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$421,094	$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.20%	3.19%	[4]
After fees waived/recovered	2.25%	2.46%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.64%	1.64%	[4,5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.50%	(1.38)%	[4]
After fees waived/recovered	0.45%	(0.65)%	[4]

Portfolio turnover rate	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	(0.08)	1.00
Total from investment operations	(0.02)	0.95

Less Distributions:
From net realized gain	(0.09)	-
Total distributions	(0.09)	-

Net asset value, end of period	$10.84	$10.95

Total return[2]	(0.15)%	9.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,993	$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.10%	3.09%	[4]
After fees waived/recovered	2.15%	2.36%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.54%	1.54%	[4,5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.60%	(1.28)%	[4]
After fees waived/recovered	0.55%	(0.55)%	[4]

Portfolio turnover rate	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period June 30, 2014** through October 31, 2014
Net asset value, beginning of period	$9.14	$9.77		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.06)		(0.05)
Net realized and unrealized loss on investments	(0.52)	(0.57)		(0.18)
Total from investment operations	(0.56)	(0.63)		(0.23)

Redemption fee proceeds[1]	-	-		-

Net asset value, end of period	$8.58	$9.14		$9.77

Total return[2]	(6.13)%	(6.45)%		(2.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144	$230		$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.54%	3.41%		6.82%	[4]
After fees waived and expenses absorbed	2.20%	2.17%		2.22%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	2.15%	2.15%	[5]	2.15%	[4,5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.75)%	(1.83)%		(5.99)%	[4]
After fees waived and expenses absorbed	(0.41)%	(0.59)%		(1.39)%	[4]

Portfolio turnover rate	816%	1,596%		628%	[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares.The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$9.18	$9.78		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.03)		(0.04)
Net realized and unrealized loss on investments	(0.54)	(0.57)		(0.18)
Total from investment operations	(0.55)	(0.60)		(0.22)

Redemption fee proceeds[1]	-	-		-

Net asset value, end of period	$8.63	$9.18		$9.78

Total return[2]	(5.99)%	(6.13)%		(2.20)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,671	$18,239		$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.29%	3.16%		6.57%	[4]
After fees waived and expenses absorbed	1.95%	1.92%		1.97%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.90%	1.90%	[5]	1.90%	[4,5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.50)%	(1.58)%		(5.74)%	[4]
After fees waived and expenses absorbed	(0.16)%	(0.34)%		(1.14)%	[4]

Portfolio turnover rate	816%	1,596%		628%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2016

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) and 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

Transactions in options contracts written for the year ended October 31, 2016 in the Macro Opportunity Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 31, 2015	-	$-
Options written	48	884
Options terminated in closing purchasing transactions	-	-
Options expired	(48)	(884)
Options exercised	-	-
Outstanding at October 31, 2016	-	$-

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Global Counter-Trend Fund invest a significant amount (93.2% of its net assets as of October 31, 2016) in the Federated Prime Value Obligations Fund (“PVOXX”). PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. PVOXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PVOXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in PVOXX.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

PVOXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per July 31, 2016 Annual report of Federated Prime Value Obligations Fund was 0.21%.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Domestic Long/Short Equity Fund incurred offering costs of approximately $23,535, which are being amortized over a one-year period from March 31, 2016 (commencement of operations).

The Global Long/Short Equity Fund incurred offering costs of approximately $25,160, which were being amortized over a one-year period from December 12, 2014 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At October 31, 2016, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2016, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2013 through 2015, and as of and during the periods ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2017 for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Global Long/Short Equity Fund and Macro Opportunity Fund and until March 31, 2017 for the Domestic Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†	Total Limit on Annual Operating Expenses Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Counter-Trend Fund*	1.25%	1.99%	1.74%	-
Domestic Long/Short Equity Fund	1.10%	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.25%	1.94%	1.69%	1.54%
Macro Opportunity Fund	1.25%	2.15%	1.90%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*
The current expense information for Global Counter-Trend Fund was effective June 30, 2016. Prior to June 30, 2016, the total limit on annual operating expenses, Investor Class and Class I were 2.04% and 1.79%, respectively.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the year ended October 31, 2016, the Sub-Advisor waived $80,606 of its sub-advisory fees.

On October 1, 2016, Analytic Investors, LLC (“Analytic”), sub-advisor to the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund, was acquired by Wells Fargo Asset Management (the “Transaction”). Under the Investment Company Act of 1940, the Transaction resulted in an assignment and termination of the existing sub-advisory agreement between 361 Capital, LLC and Analytic with respect to each Fund. In anticipation of the Transaction, the Board of Trustees of the Trust approved a new sub-advisory agreement on September 22, 2016 (the “New Agreement”), which upon approval by the shareholders of the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund, allows Analytic to continue serving as the sub-advisor of each respective Fund under the terms substantially similar to those of the prior sub-advisory agreement. The New Agreement will remain in effect with respect to each Fund until September 30, 2018. Further information regarding the New Agreement will be provided in the proxy statement to be mailed in the fourth quarter of 2016.

The Advisor has engaged Analytic Investors, LLC (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the periods ended October 31, 2016, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Counter-Trend Fund	125,483	-	125,483
Domestic Long/Short Equity Fund	92,357	62,935	155,292
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	181,467	-	181,467
	$399,307	$62,935	$462,242

For the year ended October 31, 2016, the Advisor recovered $197,477 of its previously waived advisory fees and other absorbed expenses for the Global Long/Short Equity Fund.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Counter- Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
2017	$-	$85,151	$-	$-	$77,411
2018	-	152,227	-	48,508	186,794
2019	-	125,483	155,292	-	181,467
Total	$-	$362,861	$155,292	$48,508	$445,672

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2016, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At October 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Counter- Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Cost of investments	$628,198,435	$48,239,161	$35,952,213	$605,951,101	$11,053,949

Gross unrealized appreciation	$1,019,865	$-	$432,691	$30,546,891	$205,370
Gross unrealized depreciation	(212,278)	-	(1,895,644)	(24,604,207)	(155,470)
Net unrealized appreciation/ (depreciation) on investments	$807,587	$-	$(1,462,953)	$5,942,684	$49,900

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended October 31, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Managed Futures Strategy Fund	$(1,750,668)	$1,831,506	$(80,838)
Global Counter-Trend Fund	797	657,378	(658,175)
Domestic Long/Short Equity Fund	(7,375)	7,703	(328)
Global Long/Short Equity Fund	115,946	390,174	(506,120)
Macro Opportunity Fund	(51,594)	37,148	14,446

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Counter- Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Undistributed ordinary income	$-	$30,514	$298,700	$2,168,181	$-
Undistributed long-term capital gains	-	1,247,576	45	-	-
Tax accumulated earnings	-	1,278,090	298,745	2,168,181	-

Accumulated capital and other losses	(17,937,479)	(231,130)	-	(4,905,237)	(2,144,540)
Unrealized appreciation (depreciation) on investments	807,587	-	(1,462,953)	5,942,684	49,900
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	(31,603)	565,439	(1,111,470)	6,383
Total accumulated earnings (deficit)	$(17,129,892)	$1,015,357	$(598,769)	$2,094,158	$(2,088,257)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

The tax character of the distributions paid during the fiscal years ended October 31, 2016, and October 31, 2015 were as follows:

	Managed Futures Strategy Fund		Global Counter-Trend Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary income	$-	$437,750	$-	$-
Net long-term capital gains	-	14,924,830	-	-
Total distributions paid	$-	$15,362,580	$-	$-

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary income	$-	$-	$1,701,146	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$-	$1,701,146	$-

Macro Opportunity Fund
Distributions paid from:	2016	2015
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

At October 31, 2016, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$5,315,213	$7,029,805	$12,345,018
Global Counter-Trend Fund	-	-	-
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	4,905,237	-	4,905,237
Macro Opportunity Fund	2,048,246	51,723	2,099,969

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

As of October 31, 2016, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes.

Fund	Late-Year Ordinary Losses
Managed Futures Strategy Fund	$5,592,461
Global Counter-Trend Fund	231,130
Domestic Long/Short Equity Fund	-
Global Long/Short Equity Fund	-
Macro Opportunity Fund	38,188

Late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
Effective August 28, 2014, the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions
For the periods ended October 31, 2016, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$92,093,682	$312,006,537	$-	$-
Global Counter-Trend Fund	-	-	-	-
Domestic Long/Short Equity Fund	46,953,685	15,592,618	16,002,388	6,898,005
Global Long/Short Equity Fund	1,272,661,791	899,064,037	450,358,234	350,168,795
Macro Opportunity Fund	86,439,470	76,552,744	2,975,350	3,730,398

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the periods ended October 31, 2016, for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and Macro Opportunity Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

For the periods ended October 31, 2016, for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and Macro Opportunity Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$201,353,393	$-	$201,353,393
Certificate of Deposits	-	18,799,160	-	18,799,160
Collateralized Mortgage Obligations	-	10,645,114	-	10,645,114
Commercial Paper	-	57,659,521	-	57,659,521
Corporate Bonds[1]	-	181,456,031	-	181,456,031
Medium Term Notes[1]	-	52,729,926	-	52,729,926
Short-Term Investments	106,362,877	-	-	106,362,877
Total Assets	$106,362,877	$522,643,145	$-	$629,006,022

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$48,239,161	$-	$-	$48,239,161
Total Assets	$48,239,161	$-	$-	$48,239,161

Liabilities
Other Financial Instruments[2]
Futures Contracts	$455,967	$-	$-	$455,967
Total Liabilities	$455,967	$-	$-	$455,967

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$30,274,201	$-	$-	$30,274,201
Short-Term Investments	4,215,059	-	-	4,215,059
Total Assets	$34,489,260	$-	$-	$34,489,260

Liabilities
Securities Sold Short
Common Stocks[1]	$8,683,402	$-	$-	$8,683,402
Total Liabilities	$8,683,402	$-	$-	$8,683,402

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$26,435,010	$5,325,060	$-	$31,760,070
Communications	22,553,447	49,058,077	-	71,611,524
Consumer, Cyclical	56,928,557	14,734,613	-	71,663,170
Consumer, Non-cyclical	96,921,368	49,669,076	-	146,590,444
Diversified	-	3,951,589	-	3,951,589
Energy	4,115,101	21,326,764	-	25,441,865
Financial	38,414,428	27,040,159	-	65,454,587
Industrial	13,727,314	18,212,777	-	31,940,091
Technology	77,953,461	5,285,683	-	83,239,144
Utilities	-	6,584,473	-	6,584,473
Short-Term Investments	73,656,828	-	-	73,656,828
Total Assets	$410,705,514	$201,188,271	$-	$611,893,785

Liabilities
Common Stocks
Basic Materials	$1,022,147	$10,035,559	$-	$11,057,706
Communications	-	3,260,257	-	3,260,257
Consumer, Cyclical	2,230,645	17,149,952	-	19,380,597
Consumer, Non-cyclical	9,482,708	1,143,034	-	10,625,742
Diversified	-	394,160	-	394,160
Energy	48,027,575	6,074,463	-	54,102,038
Financial	16,991,098	27,132,714	-	44,123,812
Industrial	3,678,655	8,329,959	-	12,008,614
Technology	6,887,600	-	-	6,887,600
Total Liabilities	$88,320,428	$73,520,098	$-	$161,840,526

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$2,444,238	$-	$-	$2,444,238
Exchange-Traded Funds	8,610,419	-	-	8,610,419
Short-Term Investments	12,724	-	-	12,724
Purchased Options Contracts	36,468	-		36,468
Total Investments	11,103,849	-	-	11,103,849
Other Financial Instruments[2]
Futures Contracts	6,383	-	-	6,383
Total Assets	$11,110,232	$-	$-	$11,110,232

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended October 31, 2016.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2016 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Global Counter-Trend Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$-	$455,967
Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	36,468	-
Total			$36,468	$455,967

The effects of derivative instruments on the Statement of Operations for the periods ended October 31, 2016 for the Managed Futures Strategy, Global Counter-Trend and Macro Opportunity Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(5,414,938)	$-	$-	$(5,414,938)
Global Counter-Trend Fund	Equity Contracts	5,173,540	-	-	5,173,540
Macro Opportunity Fund	Equity Contracts	-	(67,705)	884	(66,821)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Global Counter-Trend Fund	Equity Contracts	$(458,432)	$-	$-	$(458,432)
Macro Opportunity Fund	Equity Contracts	-	1,036	-	1,036
	Foreign Exchange Contracts	6,383	-	-	6,383

The quarterly average volumes of derivative instruments as of October 31, 2016 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	1,494	-	-	1,494
Global Counter-Trend Fund	Equity Contracts	231	10	-	241
Macro Opportunity Fund	Equity Contracts	-	-	360	360
	Foreign Exchange Contracts	-	1	-	1

Note 12 - Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Global Counter-Trend Fund, Domestic Long/Short Equity Fund and Global Long/Short Equity Fund declared the payment of a distribution to be paid, on December 5, 2016, to shareholders of record on December 2, 2016 as follows:

		Short Term Capital Gain	Long Term Capital Gain	Income
Global Counter-Trend Fund	Investor Class Shares	$0.0064	$0.2596	$0.0188
Global Counter-Trend Fund	Class I Shares	0.0064	0.2596	None
Domestic Long/Short Equity Fund	Investor Class Shares	0.0751	None	0.0188
Domestic Long/Short Equity Fund	Class I Shares	0.0751	None	0.0328
Domestic Long/Short Equity Fund	Class Y Shares	0.0751	None	0.0436
Global Long/Short Equity Fund	Investor Class Shares	None	None	0.0328
Global Long/Short Equity Fund	Class I Shares	None	None	0.0754
Global Long/Short Equity Fund	Class Y Shares	None	None	0.0851

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of 361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Macro Opportunity Fund, 361 Global Long/Short Equity Fund and 361 Domestic Long/Short Equity Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2016, and the related statements of operations and cash flows, changes in net assets and the financial highlights for the periods indicated within the financial statements and financial highlights.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Macro Opportunity Fund, 361 Global Long/Short Equity Fund and 361 Domestic Long/Short Equity Fund as of October 31, 2016, and the results of their operations and cash flows, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2016

361 Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Domestic Long/Short Equity Fund designates 55.08%; The Global Long/Short Equity Fund designates 100% of its ordinary income dividends, including short-term capital gain, as qualified dividend income for the taxable year ended October 31, 2016.

The Domestic Long/Short Equity Fund designates 56.77%; the Global Long/Short Equity Fund designates 100% of its ordinary income dividends, including short-term capital gain, as qualifying for the dividend received deduction available to corporate shareholders for the taxable year ended October 31, 2016.

Trustees and Officers Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 7361CAP (888-736-1227) or on the Funds’ website at www.361funds.com.  The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	80	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	80	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	80	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	80	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).

361 Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	80	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust
Maureen Quill ᵃ (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 – June 2014).  Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016
Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.  Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).
			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel (2010 – 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura:  39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

361 Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$1,000.00	$1,042.30	$10.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.47	10.75
Class I	Actual Performance	1,000.00	1,042.80	9.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.73	9.48

*
Expenses are equal to the Fund’s annualized expense ratio of 2.12% and 1.87% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2016 (Unaudited)

Global Counter-Trend Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$1,000.00	$1,067.80	$10.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.86	10.35
Class I	Actual Performance	1,000.00	1,068.40	9.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.09	9.12

*
Expenses are equal to the Fund’s annualized expense ratio of 2.04% and 1.80% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$1,000.00	$993.00	$10.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.79	10.42
Class I	Actual Performance	1,000.00	994.00	9.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.04	9.17
Class Y	Actual Performance	1,000.00	995.00	8.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.80	8.41

*
Expenses are equal to the Fund’s annualized expense ratio of 2.06%, 1.81% and 1.66% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$1,000.00	$1,007.50	$12.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.54	12.67
Class I	Actual Performance	1,000.00	1,009.30	11.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.16	11.06
Class Y	Actual Performance	1,000.00	1,010.30	10.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.94	10.27

*
Expenses are equal to the Fund’s annualized expense ratio of 2.51%, 2.18% and 2.03% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2016 (Unaudited)

Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$1,000.00	$972.80	$10.83
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.16	11.06
Class I	Actual Performance	1,000.00	974.00	9.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.39	9.82

*
Expenses are equal to the Fund’s annualized expense ratio of 2.18% and 1.94% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds
Each a series of Investment Managers Series Trust

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Sub-Advisor
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Counter-Trend Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Counter-Trend Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Macro Opportunity Fund - Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund - Class I shares	AGMZX	461 41P 453

Privacy Principles of the 361 Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 736-1227 (888-7361CAP).  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-736-1227.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$78,500	$59,250
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$10,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2016	FYE 10/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2016	FYE 10/31/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill

Date	1/9/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2017